CREDIT LOSSES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	May 28, 2024
Financing Receivable, Past Due [Line Items]
Amount collected from South American customer	$ 9,064
Settlement Agreement [Member]
Financing Receivable, Past Due [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss		$ 12,000